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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (No. 002-34393)	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 283	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 (No. 811-01879)	[X]

Amendment No. 266	[X]

(Check appropriate box or boxes.)

JANUS INVESTMENT FUND

(Exact Name of Registrant as Specified in Charter)

151 Detroit Street, Denver, Colorado 80206-4805

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 303-333-3863

Kathryn Santoro – 151 Detroit Street, Denver, Colorado 80206-4805

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement and thereafter from day to day.

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)
[ X ]	on October 29, 2018 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ X ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
(Post-Effective Amendment No. 278)

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 278 under the Securities Act of 1933, as amended (the “1933 Act”) (accession number 0001193125-18-247305), was filed with the Commission pursuant to paragraph (a)(1) of Rule 485 on August 13, 2018 to update the principal investment strategies and tertiary benchmark index of Janus Henderson Value Plus Income Fund, a series of the Registrant (the “Amendment”), and pursuant to that paragraph would become effective on October 26, 2018.

This Post-Effective Amendment No. 283 under the 1933 Act and Amendment No. 266 under the 1940 Act is filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act for the sole purpose of designating October 29, 2018 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 283 incorporates by reference the information contained in Parts A, B, and C of the Amendment.

The Registrant is a series fund with multiple series and classes currently established. This Post-Effective Amendment No. 283 is not intended to update or amend the prospectuses or statements of additional information of any series or classes except as described above.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, and State of Colorado, on the 25th day of October, 2018.

JANUS INVESTMENT FUND

By:	/s/ Bruce L. Koepfgen
Bruce L. Koepfgen, President and
Chief Executive Officer

Janus Investment Fund is organized under an Amended and Restated Agreement and Declaration of Trust dated March 18, 2003 (the “Declaration of Trust”), a copy of which is on file with the Secretary of State of The Commonwealth of Massachusetts. The obligations of the Registrant hereunder are not binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant personally, but bind only the trust property of the Registrant, as provided in the Declaration of Trust of the Registrant. The execution of this Amendment to the Registration Statement has been authorized by the Trustees of the Registrant and this Amendment to the Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them personally, but shall bind only the trust property of the Registrant as provided in its Declaration of Trust.

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Bruce L. Koepfgen Bruce L. Koepfgen	President and Chief Executive Officer (Principal Executive Officer)	October 25, 2018

/s/ Jesper Nergaard Jesper Nergaard	Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer (Principal Financial Officer and Principal Accounting Officer)	October 25, 2018

William F. McCalpin* William F. McCalpin	Chairman and Trustee	October 25, 2018

Alan A. Brown* Alan A. Brown	Trustee	October 25, 2018

William D. Cvengros* William D. Cvengros	Trustee	October 25, 2018

Raudline Etienne* Raudline Etienne	Trustee	October 25, 2018

Gary A. Poliner* Gary A. Poliner	Trustee	October 25, 2018

James T. Rothe* James T. Rothe	Trustee	October 25, 2018

William D. Stewart* William D. Stewart	Trustee	October 25, 2018

Diane L. Wallace* Diane L. Wallace	Trustee	October 25, 2018

Linda S. Wolf* Linda S. Wolf	Trustee	October 25, 2018

/s/ Kathryn L. Santoro
*By: Kathryn L. Santoro
Attorney-in-Fact

Pursuant to Powers of Attorney, dated August 13, 2018, incorporated herein by reference to Exhibit (q)(1) to Post-Effective Amendment No. 278, filed August 13, 2018.

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